Mortgage-Backed Securities (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Schedule of Held-to-maturity Securities [Line Items]
Less Than 12 Months, Fair Value, Held to Maturity	$ 210	$ 7,373
Less Than 12 Months, Unrealized Losses, Held to Maturity	(4)	(24)
12 Months or Longer, Fair Value, Held to Maturity	0	3,163
12 Months or Longer, Unrealized Losses, Held to Maturity	0	(8)
Total Held-to-maturity securities, Fair Value	210	10,536
Total Held-to-maturity securities, Unrealized Losses	(4)	(32)
Schedule of Available for Sale Securities [Line Items]
Less Than 12 Months, Fair Value, Available for Sale	12,891	7,225,653
Less Than 12 Months, Unrealized Losses, Available for Sale	(19)	(97,153)
12 Months or Longer, Fair Value, Available for Sale	0	0
12 Months or Longer, Unrealized Losses, Available for Sale	0	0
Total Available for sale securities, Fair Value	12,891	7,225,653
Total Available for sale securities, Unrealized Losses	(19)	(97,153)
Fair Value and Unrealized Losses of Securities
Total Mortgage-backed Securities, Less Than 12 Months, Fair Value	13,101	7,233,026
Total Mortgage-backed Securities, Less Than 12 Months, Unrealized Losses	(23)	(97,177)
Total Mortgage-backed Securities, 12 Months or Longer, Fair Value	0	3,163
Total Mortgage-backed Securities, 12 Months or Longer, Unrealized Losses	0	(8)
Total Mortgage-backed Securities, Fair Value	13,101	7,236,189
Total Mortgage-backed Securities, Unrealized Losses	(23)	(97,185)
GNMA pass-through certificates [Member]
Schedule of Available for Sale Securities [Line Items]
Less Than 12 Months, Fair Value, Available for Sale	12,891	424,575
Less Than 12 Months, Unrealized Losses, Available for Sale	(19)	(7,487)
12 Months or Longer, Fair Value, Available for Sale	0	0
12 Months or Longer, Unrealized Losses, Available for Sale	0	0
Total Available for sale securities, Fair Value	12,891	424,575
Total Available for sale securities, Unrealized Losses	(19)	(7,487)
FNMA pass-through certificates [Member]
Schedule of Available for Sale Securities [Line Items]
Less Than 12 Months, Fair Value, Available for Sale		4,375,620
Less Than 12 Months, Unrealized Losses, Available for Sale		(57,550)
12 Months or Longer, Fair Value, Available for Sale		0
12 Months or Longer, Unrealized Losses, Available for Sale		0
Total Available for sale securities, Fair Value		4,375,620
Total Available for sale securities, Unrealized Losses		(57,550)
FHLMC pass-through certificates [Member]
Schedule of Available for Sale Securities [Line Items]
Less Than 12 Months, Fair Value, Available for Sale		2,425,458
Less Than 12 Months, Unrealized Losses, Available for Sale		(32,116)
12 Months or Longer, Fair Value, Available for Sale		0
12 Months or Longer, Unrealized Losses, Available for Sale		0
Total Available for sale securities, Fair Value		2,425,458
Total Available for sale securities, Unrealized Losses		(32,116)
FNMA pass-through certificates [Member]
Schedule of Held-to-maturity Securities [Line Items]
Less Than 12 Months, Fair Value, Held to Maturity	210
Less Than 12 Months, Unrealized Losses, Held to Maturity	(4)
12 Months or Longer, Fair Value, Held to Maturity	0
12 Months or Longer, Unrealized Losses, Held to Maturity	0
Total Held-to-maturity securities, Fair Value	210
Total Held-to-maturity securities, Unrealized Losses	(4)
FHLMC and FNMA - REMICs [Member]
Schedule of Held-to-maturity Securities [Line Items]
Less Than 12 Months, Fair Value, Held to Maturity		7,373
Less Than 12 Months, Unrealized Losses, Held to Maturity		(24)
12 Months or Longer, Fair Value, Held to Maturity		3,163
12 Months or Longer, Unrealized Losses, Held to Maturity		(8)
Total Held-to-maturity securities, Fair Value		10,536
Total Held-to-maturity securities, Unrealized Losses		$ (32)